Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 219,913	$ 220,951	$ 357,269